Employee benefits (Details 9) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 65	$ 36
Equity securities		158
International investments	145	172
Real estate	184	255
Loans to participants	181	143
Other	1,052	1,040
Total	7,438	6,782
Funds not related to risk plans	(1,967)	(1,723)
Fair value of plan assets at end of year	5,471	5,059
Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt securities	33	310
Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt securities	3,546	3,036
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Debt securities		1,166
Investments funds	1,554
Equity investments [member]
IfrsStatementLineItems [Line Items]
Investments funds	260	377
Ifrs Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets	186	89
Ifrs Real Estate Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets	232
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Equity securities		158
International investments	73	55
Total	4,567	4,296
Level 1 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt securities	2,680	2,541
Level 1 of fair value hierarchy [member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investments funds	1,554	1,166
Level 1 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investments funds	260	376
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	65	36
Total	647	888
Level 2 of fair value hierarchy [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt securities	33	310
Level 2 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt securities	395	495
Level 2 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investments funds		1
Level 2 of fair value hierarchy [member] | Ifrs Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets		46
Level 2 of fair value hierarchy [member] | Ifrs Real Estate Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets	154
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
International investments	72	117
Real estate	184	255
Loans to participants	181	143
Other	1,052	1,040
Total	2,224	1,598
Level 3 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt securities	471
Level 3 of fair value hierarchy [member] | Ifrs Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets	186	$ 43
Level 3 of fair value hierarchy [member] | Ifrs Real Estate Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets	$ 78